Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayment and Other Current Assets

			As of December 31,
			2020	2021
			RMB	RMB	US$
Receivables on behalf of third party advertising companies	(i	)	—	12,599	1,977
Prepaid service fee			12,028	11,410	1,790
VAT and other surcharges			10,467	5,618	882
Investment in a convertible loan			—	4,221	662
Loans granted to equity investees	(ii	)	500	3,000	471
Office rental deposit			636	919	144
Prepaid media cost			—	551	87
Receivables from sales of shares on behalf of employees			11,060	180	28
Refund from prepaid media cost			6,838	—	—
Others			7,484	8,172	1,282

Total prepayments and other current assets			49,013	46,670	7,323